Revenue Recognition - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 167,931	$ 267,381	$ 411,757
United States
Disaggregation of Revenue [Line Items]
Revenue	107,546	179,810	292,584
Rest of the World
Disaggregation of Revenue [Line Items]
Revenue	$ 60,385	87,571	119,173
GERMANY
Disaggregation of Revenue [Line Items]
Revenue		$ 35,137	$ 46,152